Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	120 Months Ended
	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2016	Jul. 31, 2015	Jul. 31, 2014
C000100841 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fundamental All Cap Core Fund (Class A/JFCAX)
Account Value	$ 33,239.1439	$ 33,239.1439	$ 33,239.1439	$ 26,681.62773	$ 23,405.84553	$ 25,803.87441	$ 17,972.38137	$ 15,487.26375	$ 15,094.7057	$ 12,885.68875	$ 10,731.3926	$ 10,998.17432	$ 9,500
Average Annual Return, Percent	18.33%	15.32%	12.77%
C000100841 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fundamental All Cap Core Fund (Class A/JFCAX)—excluding sales charge
Average Annual Return, Percent	24.58%	16.50%	13.34%
C000100842 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fundamental All Cap Core Fund (Class C/JFCCX)
Account Value	$ 32,656.88432	$ 32,656.88432	$ 32,656.88432	26,400.05216	23,323.58809	25,882.004	18,161.50857	15,757.0023	15,462.74017	13,300.83176	11,148.00898	11,508.8798	10,000
Average Annual Return, Percent	22.70%	15.69%	12.56%
C000100842 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fundamental All Cap Core Fund (Class C/JFCCX)—excluding sales charge
Average Annual Return, Percent	23.70%	15.69%	12.56%
C000100843 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fundamental All Cap Core Fund (Class I/JFCIX)
Account Value	$ 902,060.6687	$ 902,060.6687	$ 902,060.6687	721,950.1542	631,466.913	693,901.3915	481,981.2457	414,270.5582	402,441.8974	342,507.4387	284,473.4709	290,503.5875	250,000
Average Annual Return, Percent	24.95%	16.84%	13.69%
C000153970 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fundamental All Cap Core Fund (Class R2/JFACX)
Account Value	$ 34,915.6224	$ 34,915.6224	$ 34,915.6224	28,046.15913	24,624.82206	27,165.05666	18,949.52247	16,345.1689	15,942.23139	13,615.84802	11,322.65384	11,587.0325	10,000
Average Annual Return, Percent	24.49%	16.39%	13.32%
C000100846 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fundamental All Cap Core Fund (Class R4/JFARX)
Account Value	$ 35,765.66718	$ 35,765.66718	$ 35,765.66718	28,645.95762	25,066.09293	27,564.46491	19,152.01387	16,465.47205	16,010.20397	13,648.19436	11,334.18278	11,594.1586	10,000
Average Annual Return, Percent	24.85%	16.78%	13.59%
C000153971 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fundamental All Cap Core Fund (Class R6/JFAIX)
Account Value	$ 3,635,024.976	$ 3,635,024.976	$ 3,635,024.976	2,905,688.433	2,538,951.268	2,786,846.259	1,933,633.428	1,659,972.474	1,610,952.948	1,369,628.571	1,135,774.81	1,160,128.47	1,000,000
Average Annual Return, Percent	25.10%	16.97%	13.78%
C000107909 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Multi-Asset Absolute Return Fund (Class A/JHAAX)
Account Value	$ 11,571.06858	$ 11,571.06858	$ 11,571.06858	11,214.50485	11,066.13204	11,277.87068	10,045.17895	9,957.043682	9,560.273406	9,730.317813	9,390.22907	9,989.088405	9,500
Average Annual Return, Percent	(1.95%)	2.01%	1.47%
C000107909 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Multi-Asset Absolute Return Fund (Class A/JHAAX)—excluding sales charge
Average Annual Return, Percent	3.18%	3.05%	1.99%
C000107910 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Multi-Asset Absolute Return Fund (Class C/JHACX)
Account Value	$ 11,364.56939	$ 11,364.56939	$ 11,364.56939	11,093.1414	11,024.16278	11,311.8497	10,149.59456	10,126.58988	9,791.989283	10,028.17794	9,752.624464	10,442.5977	10,000
Average Annual Return, Percent	1.45%	2.33%	1.29%
C000107910 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Multi-Asset Absolute Return Fund (Class C/JHACX)—excluding sales charge
Average Annual Return, Percent	2.45%	2.33%	1.29%
C000107911 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Multi-Asset Absolute Return Fund (Class I/JHAIX)
Account Value	$ 313,754.3928	$ 313,754.3928	$ 313,754.3928	303,367.197	298,202.019	303,221.2617	269,196.1593	265,951.7186	254,735.3858	258,224.9108	248,504.0893	263,445.4675	250,000
Average Annual Return, Percent	3.42%	3.36%	2.30%
C000107912 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Multi-Asset Absolute Return Fund (Class NAV)
Account Value	$ 12,702.22248	$ 12,702.22248	$ 12,702.22248	12,259.5507	12,050.28959	12,228.37272	10,847.68434	10,704.42784	10,234.23339	10,374.2913	9,964.121618	10,550.634	10,000
Average Annual Return, Percent	3.61%	3.48%	2.42%
C000113522 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Multi-Asset Absolute Return Fund (Class R2/JHARX)
Account Value	$ 12,075.22464	$ 12,075.22464	$ 12,075.22464	11,700.89272	11,546.64467	11,780.6192	10,489.66896	10,404.16142	9,997.516442	10,185.96173	9,838.825718	10,475.3114	10,000
Average Annual Return, Percent	3.20%	3.02%	1.90%
C000107913 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Multi-Asset Absolute Return Fund (Class R6/JHASX)
Account Value	$ 1,267,594.495	$ 1,267,594.495	$ 1,267,594.495	1,224,604.367	1,203,701.311	1,222,675.909	1,084,862.255	1,070,476.19	1,023,499.174	1,037,492.331	996,512.3837	1,055,115.47	1,000,000
Average Annual Return, Percent	3.51%	3.44%	2.40%
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,705.048	$ 32,705.048	$ 32,705.048	27,012.50976	23,979.31234	25,881.99149	18,657.03668	16,818.80231	15,711.16971	13,498.43231	11,623.05235	11,128.4052	10,000
Average Annual Return, Percent	21.07%	14.23%	12.58%
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,726.77709	$ 11,726.77709	$ 11,726.77709	11,157.61881	11,546.49949	12,704.70387	12,794.49074	11,618.54271	10,749.85718	10,836.603	10,892.65409	10,282.3909	10,000
Average Annual Return, Percent	5.10%	0.19%	1.61%
ICE BofA 0 3 Month U S Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 0-3 Month U.S. Treasury Bill Index
Account Value	$ 11,648.29162	$ 11,648.29162	$ 11,648.29162	11,041.3557	10,609.77111	10,582.32901	10,575.16085	10,439.28768	10,203.86333	10,065.26195	10,016.262	10,000.9094	10,000
Average Annual Return, Percent	5.50%	2.22%	1.54%
Seventy Bloomberg Global Aggregate Bond USD Hedged Index 30 MSCI All Country World Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	70% Bloomberg Global Aggregate Bond USD Hedged Index / 30% MSCI All Country World Index
Account Value	$ 15,268.51788	$ 15,268.51788	$ 15,268.51788	$ 13,952.6198	$ 13,612.99504	$ 14,859.74649	$ 13,578.62743	$ 12,676.28012	$ 11,825.65949	$ 11,344.56921	$ 10,868.79905	$ 10,356.6403	$ 10,000
Average Annual Return, Percent	9.43%	3.79%	4.32%